o 113 P-2

                      SUPPLEMENT DATED SEPTEMBER 1, 2000
                             TO THE PROSPECTUS OF

                          FRANKLIN FEDERAL MONEY FUND
                            DATED NOVEMBER 1, 1999

The prospectus is amended as follows:

I. All references to Franklin Templeton Trust Company in this prospectus are replaced with Franklin Templeton Bank & Trust.

II. All references to the $5.00 exchange fee applicable to market timers are no longer applicable.

III. The section "Minimum investments" on page 10 is replaced with the following:

MINIMUM INVESTMENTS
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                                   INITIAL        ADDITIONAL
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Regular accounts                   $1,000         $50
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Automatic investment plans         $50 ($25 for   $50 ($25 for
                                   an Education   an Education
                                   IRA)           IRA)
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UGMA/UTMA accounts                 $100           $50
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Retirement accounts (other than
IRAs, IRA rollovers, Education
IRAs or Roth IRAs)                 no minimum     no minimum
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IRAs, IRA rollovers, Education
IRAs or Roth IRAs                  $250           $50
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Broker-dealer sponsored wrap                      $50
account programs                   $250
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Full-time employees, officers,
trustees and directors of
Franklin Templeton entities, and
their immediate family members     $100           $50
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 PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF A FUND ELIGIBLE FOR SALE IN YOUR
                            STATE OR JURISDICTION.

IV. The section "Account Application" on page 11 is replaced with the following:

ACCOUNT APPLICATION If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page 12). For example, if you would like to link one of your bank accounts to your fund account so that you may use electronic fund transfers to and from your bank account to buy and sell shares, please complete the bank information section of the application. We will keep your bank information on file for future purchases and redemptions.

V. The following is added to the section "Buying shares" on page 11:

----------------------------------------------------------------------
[Insert graphic of      If you have another    Before requesting a
phone]                  Franklin Templeton     telephone purchase,
BY PHONE                fund account with      please make sure we
                        your bank account      have your bank
(Up to $100,000 per     information on file,   account information
day)                    you may open a new     on file. If we do not
                        account by phone.      have this
1-800/632-2301                                 information, you will
                        To make a same day     need to send written
                        investment, please     instructions with
                        call us by 1:00 p.m.   your bank's name and
                        Pacific time or the    address, a voided
                        close of the New York  check or savings
                        Stock Exchange,        account deposit slip,
                        whichever is earlier.  and a signature
                                               guarantee if the bank
                                               and fund accounts do
                                               not have at least one
                                               common owner.

                                               To make a same day
                                               investment, please
                                               call us by 1:00 p.m.
                                               Pacific time or the
                                               close of the New York
                                               Stock Exchange,
                                               whichever is earlier.
----------------------------------------------------------------------

VI. The section "Automatic Investment Plan" on page 12 is replaced with the following:

AUTOMATIC INVESTMENT PLAN This plan offers a convenient way for you to invest in the fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, complete the appropriate section of your account application and mail it to Investor Services.
If you are opening a new account, please include the minimum initial investment of $50 ($25 for an Education IRA) with your application.

VII. The section "Telephone Privileges" on page 13 is replaced with the following:

TELEPHONE PRIVILEGES You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to buy, sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions. In addition, our telephone exchange privilege allows you to exchange shares by phone from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. This type of telephone exchange is available as long as you have telephone exchange privileges on your account.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone purchase, exchange or redemption privileges on your account application.

VIII. The last paragraph of the "Exchange Privilege" section on page 13 is replaced with the following:

Because excessive trading can hurt fund performance, operations and shareholders, the fund, effective November 1, 2000, reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any exchange, or restrict or refuse purchases if (i) the fund or its manager believes the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund (please see "Market Timers" on page
19).

IX. In the Selling Shares table on page 17 the section "By Electronic Funds Transfer (ACH)" is replaced with the following:

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[Insert graphic of   You can call or write to have redemption
three lightning      proceeds sent to a bank account. See the
bolts]               policies above for selling shares by mail or
BY ELECTRONIC FUNDS  phone.
TRANSFER (ACH)
                     Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, a voided check or savings account deposit slip, and a signature guarantee if the bank and fund accounts do not have at least one common owner.

                     If we receive your request in proper form by
                     1:00 p.m. Pacific time, proceeds sent by ACH
                     generally will be available within two to three business days.
----------------------------------------------------------------------

X. The section "Statements and Reports" on page 18 is replaced with the following:

STATEMENTS AND REPORTS You will receive monthly account statements that show all your account transactions during the month. You also will receive written notification after each transaction affecting your account (except for distributions, transactions made through automatic investment or withdrawal programs, and shares sold by check, which will be reported on your monthly statement). You also will receive the fund's financial reports every six months. To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports. If you need additional copies, please call 1-800/DIAL BEN.

If there is a dealer or other investment representative of record on your account, he or she also will receive copies of all notifications and statements and other information about your account directly from the fund.

XI. The section "Market Timers" on page 19 is replaced with the following:

MARKET TIMERS The fund may restrict or refuse purchases or exchanges by Market Timers. You may be considered a Market Timer if you have (i) requested an exchange out of any of the Franklin Templeton funds within two weeks of an earlier exchange request out of any fund, or (ii) exchanged shares out of any of the Franklin Templeton funds more than twice within a rolling 90 day period, or (iii) otherwise seem to follow a market timing pattern that may adversely affect the fund. Accounts under common ownership or control with an account that is covered by (i), (ii), or (iii) are also subject to these limits.

Anyone, including the shareholder or the shareholder's agent, who is considered to be a Market Timer by the fund, its manager or shareholder services agent, will be issued a written notice of their status and the fund's policies. Identified Market Timers will be required to register with the market timing desk of Franklin Templeton Investor Services, Inc., and to place all purchase and exchange trade requests through the desk. Some funds do not allow investments by Market Timers.

XII. The first category in the section "Additional Policies" on page 19 is revised to read:

o The fund may restrict or refuse any order to buy shares, including any purchase under the exchange privilege.

               Please keep this supplement for future reference.